Annual Total Returns (Vanguard High-Yield Corporate Fund - Investor Shares Retail) (Vanguard High-Yield Corporate Fund, Vanguard High-Yield Corporate Fund - Investor Shares)	12 Months Ended
Jan. 31, 2013
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Annual Total Return
2012	14.36%
2011	7.13%
2010	12.40%
2009	39.09%
2008	(21.29%)
2007	2.04%
2006	8.24%
2005	2.77%
2004	8.52%
2003	17.20%